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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06567

Invesco Municipal Opportunity Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris     1555 Peachtree Street, N.E., Suite 1800     Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/18

Item 1. Schedule of Investments.

Invesco Municipal Opportunity Trust Quarterly Schedule of Portfolio Holdings May 31, 2018

invesco.com/us	VK-CE-MOPP-QTR-1 07/18	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–166.82%(a)

Alabama–3.08%

Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$6,045	$6,821,178
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2039	1,580	1,788,355
Series 2014 A, Limited Special Tax GO Wts.(INS-AGM)(b)	5.00%	09/01/2044	1,580	1,788,355
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM)(b)	5.25%	07/01/2030	3,350	3,553,981
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	930	1,025,009
Birmingham (City of) Water Works Board;
Series 2011, Water RB(c)(d)(e)	5.00%	01/01/2021	1,815	1,956,189
Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,565	1,794,977
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,600	1,288,544
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB (c)	5.00%	09/01/2046	3,300	4,067,514
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,050	3,236,538
				27,320,640
Alaska–0.70%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	5,730	6,230,974
Arizona–5.01%

Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS-AGM)(b)	5.00%	03/01/2041	435	458,773
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,041,840
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. Education RB (f)	5.25%	07/01/2047	1,470	1,478,291
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	610	611,629
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	3,925	3,935,480
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	2,005	2,010,353
Series 2011 A, Ref. Sub. Highway RB(c)(d)(e)	5.00%	07/01/2021	4,095	4,465,966
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	788,775
Series 2010, RB	5.13%	05/15/2040	1,500	1,577,580
Glendale (City of) Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2030	1,320	1,387,940
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC)(b)	5.25%	01/01/2032	2,775	2,782,825
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2029	735	750,486
Series 2009, Education RB	7.00%	01/01/2039	835	849,821
Series 2009, Education RB	7.13%	01/01/2045	790	804,899
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	630	701,959
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	3,870	4,166,674
Phoenix Civic Improvement Corp., Series 2017 D, Ref. Jr. Lien Airport RB	5.00%	07/01/2032	1,565	1,829,626
Phoenix Civic Improvement Corp.;
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2042	1,955	2,223,617
Series 2017 A, Sr. Lien Airport RB(c)(g)	5.00%	07/01/2047	3,135	3,552,582
Pima (County of) Industrial Development Authority (Grande Innovations Academy); Series 2018, Education Facility RB (f)	5.38%	07/01/2052	1,505	1,478,377

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)

Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	$550	$588,319
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)(d)(e)	5.00%	01/01/2019	2,680	2,732,367
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	2,015	2,279,912
				44,498,091
Arkansas–0.18%

Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	1,420	1,560,026
California–16.28%

Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,855	3,196,829
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM)(b)(h)	0.00%	09/01/2020	2,630	2,518,593
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	2,800	2,988,692
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	3,150	3,593,205
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2028	1,050	788,456
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB (h)	0.00%	06/01/2055	13,950	721,355
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB (d)(e)	6.00%	07/01/2019	1,400	1,467,844
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2027	1,740	1,889,205
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2030	2,025	2,184,853
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/2037	4,445	4,753,572
California (State of) Pollution Control Financing Authority (Pacific Gas & Electric Co.); Series 1996 C, Ref. VRD PCR (LOC-Mizuho Bank, Ltd.)(i)(j)	0.65%	11/01/2026	1,100	1,100,000
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,750	1,799,262
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,172,578
Series 2016 A, RB(f)	5.00%	12/01/2041	1,715	1,839,801
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS-AGM)(b)	5.25%	10/01/2019	70	70,180
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,575	1,627,794
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,590	1,654,379
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	910	946,846
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,090	5,409,550
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,300	2,533,634
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	730	813,548
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	3,430	3,759,211
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,665	5,173,205
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,000	1,153,400
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	580	580,806
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)(d)(e)	5.00%	06/01/2020	5,795	6,185,583
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. Toll Road CAB RB (INS-AGM)(b)(h)	0.00%	01/15/2034	5,235	2,881,815
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	7,070	7,105,350
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	3,540	3,540,106
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,725	1,931,344
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,643,300

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)

Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/2037	$1,000	$1,102,390
Series 2012 B, Waterworks RB(c)	5.00%	07/01/2043	6,500	7,128,355
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS-AGM)(b)	5.50%	10/01/2018	235	238,036
Los Angeles Municipal Improvement Corp. (Real Property); Series 2016 B, Ref. Lease RB	4.00%	11/01/2035	1,550	1,643,093
Mt. San Antonio (City of) Community College District (Election 2008); Series 2013 A, Unlimited Tax Conv. CAB GO Bonds (k)	6.25%	08/01/2043	2,550	2,122,849
Palomar Pomerado Health; Series 2009, COP (d)(e)	6.75%	11/01/2019	1,450	1,553,762
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2011 B, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2046	6,275	1,993,819
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,750	2,919,125
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,800	3,145,520
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	525	556,626
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)(d)(e)	5.00%	08/01/2021	8,460	9,325,796
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/2040	1,000	1,051,070
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2025	1,210	1,307,405
Series 2011 F, Ref. Second Series RB(g)	5.00%	05/01/2026	2,420	2,611,253
Series 2017 A, RB(g)	5.25%	05/01/2042	1,890	2,213,776
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	5,250	5,760,878
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB (d)(e)	5.00%	05/01/2022	3,800	4,272,188
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	870	951,571
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, Tobacco Settlement CAB Turbo RB (h)	0.00%	06/01/2041	4,410	1,216,719
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB (c)	5.25%	07/01/2029	1,950	2,146,034
Vernon (City of);
Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	695	716,225
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,620	1,676,862
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds(INS-NATL)(b)(h)	0.00%	08/01/2025	1,485	1,202,464
Series 2005, Unlimited Tax CAB GO Bonds(INS-NATL)(b)(h)	0.00%	08/01/2026	1,350	1,050,368
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS-SGI)(b)	5.00%	09/01/2026	2,480	2,818,346
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (h)	0.00%	08/01/2032	4,650	2,790,279
				144,539,105
Colorado–3.54%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (c)(d)(e)	5.00%	03/01/2022	3,500	3,884,615
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS-SGI)(b)	5.50%	05/01/2036	5,000	5,010,900
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,534,200
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,000	3,426,990
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	745	823,307
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	420	420,101
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	650	650,045
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,280	1,388,736
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/2034	1,500	1,605,465
Series 2010, Private Activity RB	6.00%	01/15/2041	700	744,604
Series 2010, Private Activity RB	6.50%	01/15/2030	1,850	2,014,169

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)

Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	$2,500	$2,757,050
Series 2013 A, Sub. Airport System RB(g)	5.25%	11/15/2043	3,000	3,300,420
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,535	1,747,306
Neu Towne Metropolitan District; Series 2018 A, Ref. & Improvement Limited Tax GO Bonds	5.38%	12/01/2046	895	911,790
Prairie Center Metropolitan District No. 3; Series 2017 A, Ref. Limited Property Tax Supported RB (f)	5.00%	12/15/2041	1,220	1,254,965
				31,474,663
Connecticut–0.55%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA)(b)(g)	6.60%	07/01/2024	3,800	3,809,652
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (g)	5.50%	04/01/2021	1,000	1,088,440
				4,898,092
District of Columbia–2.97%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,660	2,668,007
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	3,115	3,299,813
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	1,990	2,109,957
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	1,225	1,238,487
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	2,350	2,375,874
District of Columbia;
Series 2006 B-1, Ballpark RB(INS-NATL)(b)	5.00%	02/01/2031	2,940	2,945,557
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC)(b)(c)	5.00%	06/01/2026	380	381,102
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC)(b)(c)	5.00%	06/01/2027	380	381,174
Series 2008 E, Unlimited Tax GO Bonds(INS-BHAC)(b)(c)	5.00%	06/01/2028	760	762,280
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, Second Sr. Lien Dulles Toll Road CAB RB(h)	0.00%	10/01/2037	2,500	1,065,950
Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	8,635	9,180,386
				26,408,587
Florida–9.33%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,122,320
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	4,125	4,564,766
Series 2013 C, Airport System RB	5.25%	10/01/2038	3,000	3,386,490
Series 2015 A, Airport System RB(g)	5.00%	10/01/2045	2,780	3,071,844
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (d)(e)	5.00%	10/01/2021	870	956,182
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB (f)	7.75%	05/15/2035	1,650	1,810,694
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,800	2,020,158
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (d)	5.95%	07/01/2020	60	64,920
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,820	4,137,098
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (g)	5.13%	06/01/2027	1,080	1,171,627
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB(INS-AGC)(b)(c)(g)	5.38%	10/01/2033	1,500	1,516,455
Series 2008 A, RB(INS-AGC)(b)(c)(g)	5.50%	10/01/2038	3,325	3,363,903
JEA; Series 2012 Three B, Electric System RB (c)	5.00%	10/01/2039	4,000	4,329,000

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)

Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	$1,895	$2,018,857
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,258,883
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (d)(e)	5.00%	10/01/2019	650	677,794
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	2,125	2,401,186
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	5,000	5,261,500
Series 2010 A, Ref. Toll System RB(INS-AGM)(b)	5.00%	07/01/2035	720	761,566
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(d)(e)	6.00%	08/01/2020	265	287,157
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	95	102,399
Series 2010, Ref. Hospital RB(d)(e)	6.13%	08/01/2020	605	657,175
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	220	237,032
Miami-Dade (County of);
Series 2010, Water & Sewer System RB(d)(e)	5.00%	10/01/2020	1,000	1,071,570
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2028	1,500	1,641,810
Series 2012 A, Ref. Aviation RB(g)	5.00%	10/01/2030	1,080	1,177,492
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/2028	1,000	1,101,420
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,450	1,586,459
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	2,295	2,505,107
Series 2012 B, Ref. Sub. Special Obligation RB(INS-AGM)(b)	5.00%	10/01/2035	2,450	2,684,784
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	3,535	4,016,008
Orlando (City of) Greater Orlando Aviation Authority;
Series 2017 A, Priority Sub. Airport Facilities RB(c)(g)	5.00%	10/01/2047	4,240	4,796,161
Series 2017 A, Priority Sub. Airport Facilities RB(g)	5.00%	10/01/2047	3,290	3,721,549
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(l)	6.13%	05/01/2035	160	13,600
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	145	145,197
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	135	141,653
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	465	487,915
Series 2009, Improvement RB(c)(d)(e)	5.50%	10/01/2019	4,150	4,354,512
Series 2011, Ref. RB(c)	5.00%	10/01/2031	4,650	5,085,473
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	1,065	1,213,127
Reunion East Community Development District;
Series 2005, Special Assessment RB(l)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	240	245,988
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (m)	4.34%	05/01/2035	965	617,377
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/2034	1,000	1,090,620
				82,876,830
Georgia–3.99%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	145	149,238
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	260	267,600
Series 2009 B, Tax Allocation RB(d)(e)	7.38%	01/01/2019	265	273,689
Atlanta (City of);
Series 1999 A, Water & Wastewater RB(INS-NATL)(b)	5.50%	11/01/2022	3,000	3,330,840
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,600	1,694,624
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,750	1,853,495
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,600	1,694,624
Series 2010 A, General Airport RB(INS-AGM)(b)	5.00%	01/01/2035	2,000	2,090,960
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	10,040	11,371,204

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)

Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	$1,340	$1,458,670
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2047	1,255	1,393,791
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS-NATL)(b)	6.50%	01/01/2020	2,100	2,199,162
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,250	3,586,147
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (c)	5.00%	09/01/2029	3,200	3,329,120
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.00%	10/01/2032	250	262,705
Series 2012 A, RB	5.25%	10/01/2027	455	495,581
				35,451,450
Hawaii–2.62%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB(d)(e)	5.63%	07/01/2020	1,000	1,077,550
Series 2010 B, Special Purpose RB(d)(e)	5.75%	07/01/2020	370	399,630
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,340,110
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	3,525	3,728,498
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2034	5,000	5,657,350
Series 2015 A, Airport System RB(g)	5.00%	07/01/2041	1,075	1,198,776
Series 2015 A, Airport System RB(g)	5.00%	07/01/2045	2,150	2,391,789
Honolulu (City & County of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,109,010
Series 2015 A, Ref. Jr. Wastewater System RB(c)	5.00%	07/01/2030	3,775	4,349,064
				23,251,777
Idaho–0.74%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	1,000	1,019,720
Series 2008 A, RB	6.75%	11/01/2037	1,400	1,427,972
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	1,100	1,139,754
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	1,240	1,245,394
Regents of the University of Idaho; Series 2011, Ref. General RB (e)	5.25%	04/01/2021	1,590	1,719,808
				6,552,648
Illinois–17.04%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,505	1,506,129
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(g)	5.50%	01/01/2031	4,000	4,453,360
Series 2014 A, Ref. Second Lien RB(g)	5.00%	01/01/2041	1,575	1,711,127
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Passenger Facility Charge RB(g)	5.00%	01/01/2030	4,320	4,618,296
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	3,150	3,563,689
Series 2015 C, RB(g)	5.00%	01/01/2046	1,075	1,165,666
Series 2015 D, RB	5.00%	01/01/2046	755	836,404
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,720	1,999,362
Chicago (City of) Board of Education;
Series 2017 H, Dedicated Unlimited Tax GO Bonds	5.00%	12/01/2046	1,610	1,635,535
Series 2018 A, Ref. Unlimited Tax GO Bonds	5.00%	12/01/2034	885	909,001
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	2,215	2,460,688
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)(n)	5.25%	12/01/2036	6,900	7,413,360
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	4,735	5,201,918

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$1,325	$1,412,052
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	535	568,577
Series 2007 A, Ref. Project Unlimited Tax GO Bonds(INS-AGM)(b)	5.00%	01/01/2037	2,545	2,562,917
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	425	451,176
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	833	841,498
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	425	429,189
Series 2011 A, Sales Tax RB(d)(e)	5.25%	01/01/2022	2,400	2,669,544
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	4,085	4,298,931
Series 2012 A, Unlimited Tax GO Bonds(INS-BAM)(b)	5.00%	01/01/2033	2,485	2,616,009
Series 2014, Ref. Motor Fuel Tax RB(INS-AGM)(b)	5.00%	01/01/2031	1,400	1,509,900
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,105	1,190,825
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	4,310	4,605,881
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,083,520
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	1,937,895
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	1,005	1,007,693
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB (d)(e)	5.50%	10/01/2018	1,850	1,873,366
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,071,000
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 A, Ref. RB	5.00%	07/15/2042	4,250	4,852,182
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)(d)(e)	5.38%	08/15/2019	3,070	3,203,453
Series 2009 A, RB(c)(d)(e)	5.75%	08/15/2019	1,900	1,990,991
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,296,782
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	299	14,937
Series 2016 B, RB	5.63%	05/15/2020	1,413	1,406,793
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	25	26,035
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	730	760,215
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(d)(e)	6.25%	11/15/2019	995	1,058,252
Series 2009, RB	6.25%	11/15/2035	655	692,957
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	955,900
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	2,845	2,908,899
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,880,004
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB(d)(e)	5.75%	02/15/2020	1,105	1,176,074
Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	2,750	2,938,293
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)(d)(e)	5.50%	02/15/2021	1,530	1,668,190
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	4,080	4,516,397
Illinois (State of) Finance Authority; Series 2009, RB (d)(e)	6.13%	05/15/2019	20	20,818
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010, Dedicated State Tax RB(d)(e)	5.50%	06/15/2020	670	717,959
Series 2010, Dedicated State Tax RB	5.50%	06/15/2050	2,080	2,139,010
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,552,485
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,613,730
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM)(b)(h)	0.00%	12/15/2029	3,500	2,209,340
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2031	1,530	1,674,417
Series 2014, Ref. RB(INS-AGM)(b)	5.25%	06/15/2032	1,395	1,523,507

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	$4,625	$5,069,370
Series 2014 C, RB(c)	5.00%	01/01/2039	6,240	6,920,597
Series 2015 A, RB(c)	5.00%	01/01/2040	3,000	3,343,410
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,560	1,604,101
Series 2013, Unlimited Tax GO Bonds(INS-BAM)(b)	5.50%	07/01/2038	3,025	3,309,894
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,880	1,945,969
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,540	1,590,789
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,650	1,726,197
Series 2017 A, Unlimited Tax GO Bonds	5.00%	12/01/2024	1,500	1,602,690
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/2041	3,900	4,129,749
Railsplitter Tobacco Settlement Authority; Series 2010, RB(d)(e)	5.50%	06/01/2021	6,030	6,641,743
				151,286,637
Indiana–2.72%

Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,625	3,975,066
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB (d)(e)	6.75%	03/01/2019	1,360	1,410,878
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(g)	5.00%	07/01/2040	6,405	6,872,629
Series 2013 A, Private Activity RB(g)	5.00%	07/01/2048	730	778,742
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,535	1,545,469
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,265	4,292,509
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2038	2,000	2,246,380
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,565	1,781,940
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (g)	5.88%	01/01/2024	1,100	1,219,570
				24,123,183
Iowa–1.39%

Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(d)(e)(n)	5.00%	06/01/2019	730	753,513
Series 2009 A, Special Obligation RB(c)(d)(e)(n)	5.00%	06/01/2019	975	1,006,405
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,380	1,468,996
Series 2013, Ref. Midwestern Disaster Area RB(e)	5.25%	12/01/2037	1,600	1,701,552
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB (d)(e)	5.25%	08/15/2019	1,500	1,561,155
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.50%	06/01/2042	2,170	2,178,224
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,740	1,748,578
Series 2005 E, Asset-Backed CAB RB(h)	0.00%	06/01/2046	16,030	1,928,730
				12,347,153
Kansas–1.40%

Kansas (State of) Development Finance Authority (Adventist Health System);
Series 2009, Hospital RB(d)(e)	5.50%	11/15/2019	5	5,250
Series 2009, Hospital RB(d)(e)	5.50%	11/15/2019	30	31,499
Series 2009, Hospital RB	5.50%	11/15/2023	1,220	1,288,515
Series 2009, Hospital RB	5.50%	11/15/2029	330	349,117
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/2038	3,400	3,588,972
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	2,000	2,284,380
Wichita (City of) (Presbyterian Manors, Inc.);
Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,577,295
Series 2018 I, Ref. Health Care Facilities RB	5.00%	05/15/2047	1,000	1,030,810

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)

Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	$2,080	$2,307,593
				12,463,431
Kentucky–2.75%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS-AGM)(b)	5.00%	12/01/2047	1,410	1,534,475
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,695	1,816,294
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,800	1,924,182
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.);
Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,285	1,378,240
Series 2017 A, Ref. Hospital RB	5.25%	06/01/2041	1,600	1,765,056
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,950	2,118,148
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	4,550	4,948,762
Series 2010 B, Ref. Hospital RB(d)(e)	6.38%	06/01/2020	1,985	2,156,167
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,870	1,913,982
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	2,100	2,149,392
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	240	245,645
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	270	276,350
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,098,400
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,129,500
				24,454,593
Louisiana–1.93%

East Baton Rouge (Parish of), Louisiana (Exxon Corp.); Series 1993, Ref. VRD PCR (i)	0.91%	03/01/2022	1,000	1,000,000
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking);
Series 2010, RB(d)(e)	5.25%	10/01/2020	550	591,827
Series 2010, RB(d)(e)	5.50%	10/01/2020	960	1,038,442
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (d)(e)	5.50%	05/15/2026	2,000	2,441,280
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016 A, Lease RB	5.00%	07/01/2056	1,460	1,590,334
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	940	1,032,120
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,000	1,102,290
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB (e)	4.00%	06/01/2022	1,750	1,855,980
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	1,085	1,168,936
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	2,065	2,251,986
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,735	1,877,929
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	1,085	1,156,946
				17,108,070
Maryland–0.92%

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,097,228
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,184,804
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (d)(e)	5.75%	06/01/2020	1,815	1,955,009
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (d)(e)	5.38%	06/01/2020	930	994,951

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)

Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	$1,145	$1,231,138
Series 2017, Ref. RB	5.00%	04/01/2032	680	721,276
				8,184,406
Massachusetts–2.61%

Massachusetts (Commonwealth of) (Central Artery); Series 2000 B, VRD Limited Tax GO Bonds (i)	0.81%	12/01/2030	3,000	3,000,000
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,096,933
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007, RB	5.00%	10/01/2032	195	195,528
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	7,415	8,117,571
Massachusetts (State of) Development Finance Agency (Partners Healthcare);
Series 2012, RB(d)(e)	5.00%	07/01/2021	630	686,083
Series 2012, RB	5.00%	07/01/2031	600	648,378
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(d)(e)	6.75%	01/01/2021	165	183,955
Series 2011 I, RB	6.75%	01/01/2036	110	122,842
Series 2011 I, RB(d)(e)	7.25%	01/01/2021	630	710,224
Series 2011 I, RB	7.25%	01/01/2032	420	474,159
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/2035	6,450	6,982,125
				23,217,798
Michigan–4.43%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	750	803,542
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB (c)	5.00%	04/15/2041	3,650	4,140,086
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,611,906
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,585	1,726,667
Series 2014 C-3, Ref. Local Government Loan Program RB(INS-AGM)(b)	5.00%	07/01/2033	2,000	2,238,260
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	790	873,440
Series 2014 D-2, Ref. Local Government Loan Program RB(INS-AGM)(b)	5.00%	07/01/2028	2,000	2,257,300
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	790	879,918
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,610	1,773,930
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,885	3,197,619
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB (c)	5.00%	12/01/2046	4,935	5,591,355
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	4,160	4,181,507
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS-NATL)(b)	6.95%	09/01/2022	1,000	1,185,520
Oakland University; Series 2012, General RB	5.00%	03/01/2042	3,000	3,241,650
University of Michigan; Series 2012 B, VRD General RB (i)	0.88%	04/01/2042	2,400	2,400,000
Wayne (County of) Airport Authority (Detroit Metropolitan Airport); Series 2017 B, RB (g)	5.00%	12/01/2047	1,200	1,340,196
Wayne State University Board of Governors;
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	385	390,891
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	485	492,421
				39,326,208
Minnesota–0.61%

Bethel (City of) (Spectrum High School);
Series 2017 A, Ref. Charter School Lease RB	4.25%	07/01/2047	385	386,382
Series 2017 A, Ref. Charter School Lease RB	4.38%	07/01/2052	500	502,780

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	$2,850	$2,911,019
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,600	1,635,664
				5,435,845
Mississippi–1.53%

Jackson (County of) Mississippi (Chevron U.S.A. Inc.); Series 1993, Ref. VRD Port Facility RB (i)	0.89%	06/01/2023	12,500	12,500,000
Mississippi Business Finance Corp. (Chevron U.S.A. Inc.); Series 2011 E, VRD Gulf Opportunity Zone IDR (i)	0.92%	11/01/2035	1,100	1,100,000
				13,600,000
Missouri–0.94%

Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB (d)(e)	5.50%	06/01/2019	500	518,305
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,292,923
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	335,610
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,512,995
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,618,857
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	645	687,138
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,325	1,376,396
				8,342,224
Nebraska–1.98%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB(o)	5.00%	09/01/2032	5,500	6,019,750
Series 2012, Gas RB(o)	5.00%	09/01/2042	2,000	2,189,000
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,068,260
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB(d)(e)	5.13%	04/01/2019	1,000	1,028,590
Series 2009 A, Ref. Power Supply System RB(d)(e)	5.38%	04/01/2019	1,000	1,030,620
Omaha (City of) Public Power District; Series 2011 B, RB (c)(d)(e)	5.00%	02/01/2021	5,775	6,238,386
				17,574,606
Nevada–0.73%

Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	500	523,780
Series 2010 A, Passenger Facility Charge RB(INS-AGM)(b)	5.25%	07/01/2039	1,000	1,049,970
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/2042	3,000	3,271,320
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	1,600	1,600,000
				6,445,070
New Hampshire–0.11%

Manchester (City of); Series 2009 A, Ref. General Airport RB (INS-AGM)(b)	5.13%	01/01/2030	1,000	1,016,720
New Jersey–6.38%

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. Special Facility RB (g)	5.00%	10/01/2037	1,215	1,326,525
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB(d)(e)	5.75%	06/01/2020	440	473,941
Series 2010 A, RB(d)(e)	5.88%	06/01/2020	2,100	2,267,118
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%) (p)	2.66%	03/01/2028	500	495,390

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(g)	5.00%	01/01/2028	$1,000	$1,102,490
Series 2013, Private Activity RB(g)	5.38%	01/01/2043	1,000	1,094,720
Series 2013, Private Activity RB(g)	5.50%	01/01/2027	1,200	1,362,156
New Jersey (State of) Economic Development Authority;
Series 1992, RB(INS-NATL)(b)	5.90%	03/15/2021	16,800	17,239,824
Series 2005 N-1, Ref. School Facilities Construction RB(INS-NATL)(b)(c)(n)	5.50%	09/01/2022	4,790	5,293,525
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, Transportation System RB	5.25%	06/15/2032	1,875	2,036,550
Series 2011 A, Transportation System RB	5.50%	06/15/2041	3,000	3,143,790
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,419,861
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	2,140	2,144,965
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,140	2,144,965
New Jersey (State of) Turnpike Authority; Series 2013 A, RB (d)(e)	5.00%	07/01/2022	4,300	4,809,507
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (g)	5.00%	12/01/2023	1,500	1,613,070
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	4,015	4,412,445
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,825	4,309,627
				56,690,469
New Mexico–0.75%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(e)	5.20%	06/01/2020	1,000	1,056,140
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,474,510
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB (c)(d)(e)	6.38%	08/01/2018	2,100	2,116,233
				6,646,883
New York–17.80%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	2,150	2,304,671
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	1,900	2,040,448
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,850	3,849,769
Long Island Power Authority;
Series 2011 A, Electric System General RB(d)(e)	5.00%	05/01/2021	1,045	1,137,462
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,589,339
Metropolitan Transportation Authority;
Series 2013 A, Transportation RB	5.00%	11/15/2038	2,325	2,543,992
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,695	3,068,635
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,500	1,599,915
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	1,500	1,600,875
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	1,081	183,838
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB(INS-NATL)(b)(g)	5.75%	12/01/2025	3,000	3,139,410
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,700	2,962,602
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. Consolidated RB (c)(g)	5.00%	09/15/2028	4,175	4,932,387
New York (City of) Industrial Development Agency (Brooklyn Navy Yard Cogen Partners); Series 1997, Industrial Development RB (g)	5.75%	10/01/2036	3,500	3,533,880
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	10,500	11,158,245
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	7,335	8,001,532
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	1,800	1,836,594
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(e)	5.00%	05/01/2019	745	767,812
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2028	935	962,246
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2029	745	767,812
Subseries 2017 A-3, Future Tax Sec. RB	4.00%	08/01/2043	4,000	4,187,360
Subseries 2018 C-3, Sub. Future Tax Sec. RB	4.00%	05/01/2042	2,125	2,235,096

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)

New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB (c)(d)(e)	5.00%	10/01/2018	$2,850	$2,882,433
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2031	1,200	1,311,252
Subseries 2008, Unlimited Tax GO Bonds(c)	5.25%	08/15/2028	1,440	1,450,354
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/2027	1,440	1,450,411
New York (Counties of) Tobacco Trust VI; Subseries 2016 A-1, Ref. Tobacco Settlement Pass Through RB	5.75%	06/01/2043	4,010	4,442,960
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB(INS-AMBAC)(b)	5.50%	05/15/2028	600	746,874
Series 2005 A, Court Facilities Lease RB(INS-AMBAC)(b)	5.50%	05/15/2029	505	634,416
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	4,125	4,445,183
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	9,400	10,364,910
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB (c)	5.00%	03/15/2040	6,985	7,827,321
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2013 A, VRD RB (LOC-Landesbank Hessen-Thueringen Girozentrale)(i)(j)	0.90%	11/01/2046	1,900	1,900,000
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(d)(e)	5.00%	03/15/2019	940	965,117
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,400	2,464,128
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,650	2,720,808
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,600	2,669,472
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	6,855	7,403,194
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	2,190	2,491,410
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB (c)	5.00%	12/15/2031	2,400	2,722,704
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	6,745	7,172,093
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,360	2,550,216
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB (g)	5.00%	08/01/2031	2,140	2,258,706
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment); Series 2018, Special Facilities RB (g)	5.00%	01/01/2031	4,250	4,846,402
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(g)	5.00%	07/01/2046	2,250	2,442,172
Series 2016 A, Special Facilities RB(g)	5.25%	01/01/2050	4,100	4,496,552
Rockland Tobacco Asset Securitization Corp.; Series 2001, Tobacco Settlement Asset-Backed RB	5.75%	08/15/2043	2,195	2,251,236
TSASC, Inc.;
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2045	4,420	4,562,147
Series 2016 B, Ref. Sub. Tobacco Settlement Turbo RB	5.00%	06/01/2048	1,180	1,214,432
				158,090,823
North Carolina–3.74%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/2039	3,915	4,023,485
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015 B, Ref. RB (c)	5.00%	10/01/2055	12,175	13,722,443
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (g)	5.00%	06/30/2054	3,015	3,241,306
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	5,165	5,264,426
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB(d)(e)	5.13%	01/01/2019	1,355	1,382,059
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2036	1,875	2,028,488
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2041	3,320	3,587,692
				33,249,899

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.85%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	$1,500	$1,570,230
Ward (County of) (Trinity Obligated Group); Series 2017 C, Health Care Facilities RB	5.00%	06/01/2053	5,520	6,008,962
				7,579,192
Ohio–6.05%

Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,183,446
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	500	537,755
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	4,045,912
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	755,325
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,944,310
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	615	611,790
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	9,720	9,719,806
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,410	1,474,084
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	2,145	2,372,606
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	3,310	3,581,652
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2041	1,500	1,614,345
Gallia (County of) (Holzer Health System Obligated Group); Series 2012, Ref. & Improvement Hospital Facilities RB	8.00%	07/01/2042	1,355	1,556,312
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	3,250	3,588,812
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,885	2,018,533
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	3,125	3,477,750
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB (d)(e)	6.25%	06/01/2021	960	1,078,205
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB (d)(e)	5.75%	11/15/2021	2,000	2,247,180
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM)(b)(g)	5.00%	12/31/2039	1,020	1,123,142
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,050,280
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR (l)	5.63%	06/01/2018	2,375	2,280,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, Exempt Facility RB (f)(g)	4.25%	01/15/2038	745	765,711
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	330	353,909
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	670	718,542
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,725	1,831,208
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	395	418,471
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/2033	3,000	3,340,860
				53,689,946
Oklahoma–1.93%

Edmond Public Works Authority;
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2042	3,450	3,979,748
Series 2017, Sales Tax and Utility System RB(c)	5.00%	07/01/2047	3,375	3,878,786
McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB(INS-AGM)(b)(h)	0.00%	02/01/2031	1,000	666,580
Series 2002, Utility System CAB RB(INS-AGM)(b)(h)	0.00%	02/01/2034	3,970	2,284,695
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, Health System RB	5.50%	08/15/2057	2,760	3,143,419
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.-Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	2,470	2,669,255
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB (d)(g)	6.00%	06/01/2020	470	487,216
				17,109,699
Oregon–0.10%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	315	324,327

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)

Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	$535	$558,717
				883,044
Pennsylvania–2.99%

Berks (County of) Industrial Development Authority (Highlands at Wyomissing); Series 2017 C, Healthcare Facilities RB	5.00%	05/15/2037	1,000	1,096,890
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,512,944
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,700	2,862,162
Pennsylvania (State of) Turnpike Commission;
Series 2018 B, Sub. Oil Franchise Tax RB	5.25%	12/01/2048	1,490	1,731,484
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	925	1,011,025
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	975	1,065,675
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,700	1,858,100
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	1,550	1,699,560
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	315	346,204
Subseries 2010 B-2, Sub. Turnpike RB(d)(e)	6.00%	12/01/2020	335	368,185
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(k)	5.13%	12/01/2039	2,500	2,112,375
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	3,000	3,406,950
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,197,195
Philadelphia (City of);
Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,390	1,567,573
Series 2017 B, Ref. Airport RB(c)(g)	5.00%	07/01/2047	3,690	4,141,472
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM)(b)	5.00%	02/01/2031	500	528,470
				26,506,264
Puerto Rico–0.59%

Children’s Trust Fund;
Series 2002, Tobacco Settlement Asset-Backed RB	5.50%	05/15/2039	1,920	1,915,200
Series 2005 A, Tobacco Settlement Asset-Backed RB(h)	0.00%	05/15/2050	7,500	768,225
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2007 M-3, Ref. Government Facilities RB (INS-NATL)(b)	6.00%	07/01/2024	2,560	2,562,534
				5,245,959
South Carolina–1.96%

Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS-AGC)(b)	5.75%	01/01/2034	1,590	1,747,442
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.38%	02/01/2019	1,000	1,024,000
Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.50%	02/01/2019	1,000	1,024,810
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB (d)(e)	5.25%	08/01/2023	2,000	2,308,520
South Carolina (State of) Ports Authority;
Series 2015, RB(g)	5.25%	07/01/2050	2,365	2,656,983
Series 2015, RB(g)	5.25%	07/01/2055	1,715	1,923,287
Series 2018, RB(g)	5.00%	07/01/2043	955	1,090,467
Series 2018, RB(g)	5.00%	07/01/2055	740	831,493
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/2033	4,650	4,826,142
				17,433,144
South Dakota–0.60%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,261,216
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,021,060
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB (d)(e)	5.50%	08/01/2018	1,000	1,006,350
				5,288,626

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–0.35%

Greeneville (Town of) Health & Educational Facilities Board (Ballad Health); Series 2018 A, Ref. Hospital RB	5.00%	07/01/2037	$2,200	$2,510,068
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB (d)(e)	5.25%	11/01/2021	525	582,404
				3,092,472
Texas–19.69%

Arlington (City of);
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	180	184,108
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	445	455,311
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	375	383,557
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	2,400	2,632,992
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB(INS-AGC)(b)	5.00%	08/15/2018	1,650	1,661,022
Series 2009, Ref. & Improvement RB(INS-AGC)(b)	5.00%	08/15/2019	2,925	3,039,543
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,443,590
Series 2013 A, Joint Improvement RB(g)	5.00%	11/01/2030	2,250	2,464,650
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds(c)(d)(e)	5.00%	08/15/2018	8,100	8,152,974
Series 2008 A, Limited Tax GO Bonds(d)(e)	5.00%	08/15/2018	2,000	2,013,080
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/2042	1,500	1,628,070
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB (c)	5.00%	11/01/2036	1,695	1,841,262
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,500	1,556,745
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,930	2,003,012
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,500	1,556,745
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(e)	7.25%	12/01/2018	1,050	1,078,833
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB (d)(e)	5.00%	12/01/2019	1,650	1,726,114
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB (g)	4.75%	07/01/2024	2,820	3,052,876
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB(INS-AGM)(b)(g)	5.13%	07/01/2032	1,365	1,368,549
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,920	2,098,848
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	9,080	9,906,825
Series 2015 C, Ref. Airport System RB(g)	5.00%	07/15/2020	1,075	1,132,244
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,690	1,755,386
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,334,200
Lower Colorado River Authority;
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,546
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,546
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,109,302
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB (d)(e)	6.25%	02/15/2019	1,450	1,495,588
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, Student Housing RB (INS-AGM)(b)	5.00%	04/01/2046	3,545	3,846,183
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. Retirement Facility RB	5.00%	01/01/2042	1,405	1,481,053
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, Sr. Living RB	5.00%	07/01/2047	1,000	1,042,180
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB(INS-AGC)(b)(h)	0.00%	01/01/2028	4,100	3,065,488
Series 2011 A, Special Projects System RB(c)(d)(e)	5.50%	09/01/2021	4,470	4,957,051
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	12,520	13,649,805
Series 2017 B, Ref. Second Tier System RB(c)	5.00%	01/01/2048	7,240	8,123,787
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	3,310	3,624,318

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)

San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB(INS-AGM)(b)	5.00%	10/01/2032	$485	$503,333
Series 2011, Special Project RB(INS-AGM)(b)	5.00%	10/01/2037	525	543,517
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,845	1,941,272
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,370	2,482,243
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,000,090
Series 2007, Retirement Facility RB	5.75%	11/15/2037	695	690,149
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	360	360,338
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,885	3,140,524
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(d)(e)	6.50%	01/01/2019	205	210,640
Series 2008, Ref. RB(INS-AGC)(b)	6.50%	07/01/2037	795	815,797
Series 2008 A, Ref. RB(INS-AGC)(b)	6.25%	07/01/2028	4,200	4,312,518
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,076,423
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,505	3,780,808
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2036	4,405	2,042,643
Series 2015 B, Ref. CAB RB(h)	0.00%	08/15/2037	1,490	659,280
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	2,145	2,326,488
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	2,145	2,446,952
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	1,000	1,031,350
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	3,000	3,094,050
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	6,890	8,065,503
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	3,085	3,374,620
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,975	4,339,309
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,515	4,914,803
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,495	1,626,052
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB (g)	5.00%	12/31/2055	1,450	1,567,522
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,820	3,013,847
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (g)	7.00%	12/31/2038	1,850	2,171,049
University of Houston; Series 2008, Ref. Consolidated RB (c)(d)(e)	5.00%	02/15/2018	2,400	2,400,000
				174,807,503
Utah–1.27%

Salt Lake City (City of);
Series 2017 A, Airport RB(c)(g)	5.00%	07/01/2047	3,430	3,872,504
Series 2017 A, Airport RB(g)	5.00%	07/01/2047	3,945	4,453,944
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	715	716,273
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (c)(d)(e)	5.00%	06/15/2018	2,200	2,202,420
				11,245,141
Virgin Islands–0.33%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	725	660,656
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	2,231,250
				2,891,906

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–2.07%

Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB (g)	5.00%	01/01/2040	$2,980	$3,174,296
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(g)	5.50%	01/01/2042	4,490	4,895,851
Series 2012, Sr. Lien RB(g)	6.00%	01/01/2037	1,015	1,133,014
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (g)	5.00%	07/01/2034	4,270	4,572,359
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, Sr. Lien Private Activity RB (g)	5.00%	12/31/2056	4,240	4,647,676
				18,423,196
Washington–4.59%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS-NATL)(b)(h)	0.00%	02/01/2025	9,850	8,153,042
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (g)	5.50%	07/01/2026	975	1,066,182
Kalispel Tribe of Indians; Series 2018 A, RB (f)	5.25%	01/01/2038	1,680	1,727,023
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	3,780	4,144,619
Series 2017 C, Intermediate Lien RB(g)	5.25%	05/01/2042	1,490	1,733,868
Washington (State of) (SR 520 Corridor Program - Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2033	2,050	2,210,372
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2041	585	627,781
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,630	3,780,028
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (d)(e)	5.50%	08/15/2018	4,000	4,031,680
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB (d)(e)	7.38%	03/01/2019	2,000	2,082,460
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(e)	6.25%	05/15/2021	1,325	1,489,830
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,068,370
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,500,250
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds(INS-AMBAC)(b)(h)	0.00%	12/01/2029	2,120	1,510,776
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	1,710	1,774,621
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	1,795	1,862,833
				40,763,735
West Virginia–0.77%

Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	1,510	1,511,102
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	925	930,208
Series 2008, RB	6.25%	10/01/2023	1,450	1,459,599
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,400	1,451,254
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,405	1,456,437
				6,808,600
Wisconsin–3.33%

Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	1,155	1,253,799
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,695	3,129,811
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB (d)	5.50%	12/15/2020	1,500	1,634,340
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(g)	5.38%	11/01/2021	600	601,668
Series 2007 B, Collateralized Utility RB(g)	5.75%	11/01/2037	535	536,386
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,183,510

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB (d)(e)	5.00%	08/15/2022	$1,600	$1,780,672
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB (d)(e)	6.63%	02/15/2019	1,990	2,056,307
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB (c)	5.00%	03/01/2046	7,505	8,310,512
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	2,120	2,258,902
Series 2018 A, RB	5.35%	12/01/2045	2,120	2,279,996
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,209,545
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.38%	05/01/2019	125	129,179
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,195	1,234,399
				29,599,026
Wyoming–0.60%

Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR (i)	0.91%	10/01/2044	500	500,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,663,376
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS-BAM)(b)(c)	5.00%	01/01/2047	2,790	3,130,575
				5,293,951
TOTAL INVESTMENTS IN SECURITIES(q)–166.82% (Cost $1,410,904,295)				1,481,328,305
FLOATING RATE NOTE OBLIGATIONS–(27.83)%
Notes with interest and fee rates ranging from 1.58% to 1.98% at 05/31/2018 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1D)(r)				(247,175,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(41.40)%				(367,590,721)
OTHER ASSETS LESS LIABILITIES–2.41%				21,403,765
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$887,966,349

Investment Abbreviations:

ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—American Municipal Bond Assurance Corp.
BAM	—Build America Mutual Assurance Co.
BHAC	—Berkshire Hathaway Assurance Corp.
CAB	—Capital Appreciation Bonds
Conv.	—Convertible
COP	—Certificates of Participation
Ctfs.	—Certificates
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
INS	—Insurer
Jr.	—Junior
LOC	—Letter of Credit

NATL	—National Public Finance Guarantee Corp.
PCR	—Pollution Control Revenue Bonds
PILOT	—Payment-in-Lieu-of-Tax
RAB	—Revenue Anticipation Bonds
RAC	—Revenue Anticipation Certificates
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sec.	—Secured
SGI	—Syncora Guarantee, Inc.
SIFMA	—Securities Industry and Financial Markets Association
Sr.	—Senior
Sub.	—Subordinated
VRD	—Variable Rate Demand
Wts.	—Warrants

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $36,697,337, which represented 4.13% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.

(h)	Zero coupon bond issued at a discount.

(i)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2018.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(k)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(l)

Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2018 was $2,293,602, which represented less than 1% of the Trust’s Net Assets.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.

(n)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $9,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(o)	Security subject to crossover refunding.

(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2018.

(q)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

(r)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2018. At May 31, 2018, the Trust’s investments with a value of $378,533,768 are held by TOB Trusts and serve as collateral for the $247,175,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Opportunity Trust

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2018

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this

Invesco Municipal Opportunity Trust

C.	Country Determination – (continued)

determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as

Invesco Municipal Opportunity Trust

D.	Floating Rate Note Obligations – (continued)

previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2018, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2018, there were no material transfers between valuation levels.

Invesco Municipal Opportunity Trust

Item 2.	Controls and Procedures.

(a)

As of May 18, 2018, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 18, 2018, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 30, 2018

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 30, 2018

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.